Plant and Equipment, Net (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Plant and Equipment, Net [Abstract]
Depreciation expenses	$ 12,619	$ 19,461	$ 31,173	$ 100,533
Loss on disposal of assets				114,013
Impairment loss